UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2013

• JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments

June 30, 2013

JNL/PPM America Total Return Fund

Portfolio Composition:	Percentage of Total Investments
Financials	22.6%
U.S. Government Agency MBS	18.9
Energy	10.4
Government Securities	6.2
Consumer Discretionary	5.8
Non-U.S. Government Agency ABS	5.0
Materials	4.8
Industrials	3.0
Health Care	2.9
Utilities	2.8
Telecommunication Services	2.3
Consumer Staples	1.5
Information Technology	1.4
Trust Preferreds	0.2
Short Term Investments	12.2
Total Investments	100.0%

	Shares/Par	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.6%
American Express Credit Account Master Trust
1.24%, 04/17/17 (a) (b)	$1,718,000	$1,724,317
0.99%, 03/15/18	477,000	476,345
American Tower Trust I, 3.07%, 03/15/23 (b)	4,246,000	4,053,550
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,089,749
4.26%, 02/08/17	158,000	165,254
1.59%, 07/10/17	473,000	475,739
1.31%, 11/08/17	606,000	604,774
1.07%, 03/08/18	905,000	894,890
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 02/10/51 (a)	800,000	902,982
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (a)	500,000	566,919
5.69%, 06/11/50 (a) (c)	300,000	339,284
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,595,000	2,752,652
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	758,000	776,950
4.15%, 04/11/24 (c)	1,065,000	1,043,700
4.00%, 10/29/24	1,277,000	1,254,653
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (a)	34,602	34,847
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (b)	3,223,483	3,405,965
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	952	1,019
4.95%, 05/23/19	205,329	218,162
Goldman Sachs Mortgage Securities Corp. II REMIC, 4.95%, 01/10/45 (b)	847,000	901,340
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	139,000	153,619
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	1,046,000	982,286
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.90%, 02/12/49 (a)	1,860,000	2,085,149
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	3,000,000	2,792,577
Morgan Stanley Capital I Trust REMIC, 6.09%, 06/11/49 (a)	2,750,000	3,092,620
Morgan Stanley Re-REMIC Trust, 5.98%, 08/12/45 (a) (b) (c)	1,500,000	1,679,085
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (b)	914,329	937,640
2.38%, 03/20/29 (b)	522,766	526,840
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	71,124	81,259

Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,658,222)		34,014,166

CORPORATE BONDS AND NOTES - 63.0%

CONSUMER DISCRETIONARY - 6.2%
A&E Television Networks LLC
3.11%, 08/22/19 (d)	1,000,000	980,373
3.63%, 08/22/22 (d)	1,000,000	963,887
3.78%, 08/22/24 (d)	1,000,000	950,951
Barrick North America Finance LLC, 5.75%, 05/01/43 (b)	648,000	524,570
Delphi Corp.
6.13%, 05/15/21	185,000	201,650
5.00%, 02/15/23	1,317,000	1,353,217
DISH DBS Corp., 5.13%, 05/01/20 (b)	3,016,000	2,955,680
Dollar General Corp., 3.25%, 04/15/23	1,883,000	1,718,494
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/27/20 (a)	1,163,000	1,167,361
Glencore Funding LLC
1.43%, 05/27/16 (a) (b)	2,500,000	2,434,310
4.13%, 05/30/23 (b)	2,079,000	1,853,140
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	2,029,000	1,883,180
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (a)	890,000	890,632
KB Home, 7.50%, 09/15/22	409,000	438,653
LKQ Corp, 4.75%, 05/15/23 (b)	245,000	233,975
MDC Partners Inc., 6.75%, 04/01/20 (b)	1,013,000	1,010,467
MGM Resorts International
6.75%, 10/01/20 (c)	1,505,000	1,557,675
6.63%, 12/15/21	865,000	892,031
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	90,000	96,300
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (e)	1,589,000	1,589,000
News America Inc., 6.15%, 02/15/41	660,000	733,640
NVR Inc., 3.95%, 09/15/22	3,073,000	2,985,985
Quebecor Media Inc., 5.75%, 01/15/23	1,696,000	1,653,600
RSI Home Products Inc., 6.88%, 03/01/18 (b)	660,000	674,850
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (b)	469,000	454,930
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (b)	950,000	1,007,000
SES SA
3.60%, 04/04/23 (b)	652,000	633,861
5.30%, 04/04/43 (b) (c)	566,000	551,087
Shea Homes LP, 8.63%, 05/15/19 (c)	627,000	669,323
SIWF Merger Sub Inc., 6.25%, 06/01/21 (b)	306,000	299,880
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (b)	673,000	725,158
7.75%, 04/15/20 (b)	100,000	107,750
TJX Cos Inc, 2.50%, 05/15/23	1,232,000	1,141,083
TRW Automotive Inc.
7.25%, 03/15/17 (b)	100,000	113,250
4.50%, 03/01/21 (b)	867,000	864,832
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20 (a)	1,067,325	1,044,420
Volvo Treasury AB, 5.95%, 04/01/15 (b)	177,000	190,236
Wynn Las Vegas LLC, 7.75%, 08/15/20 (c)	2,100,000	2,331,840
		39,878,271

See accompanying Notes to Financial Statements.

	Shares/Par	Value
CONSUMER STAPLES - 1.6%
B&G Foods Inc., 4.63%, 06/01/21 (c)	714,000	681,870
Bunge Ltd. Finance Co., 8.50%, 06/15/19	100,000	123,371
ConAgra Foods Inc., 4.65%, 01/25/43	1,267,000	1,174,949
Constellation Brands Inc.
3.75%, 05/01/21	248,000	232,190
4.25%, 05/01/23	208,000	196,300
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (b)	1,508,000	1,442,025
Lorillard Tobacco Co., 7.00%, 08/04/41 (c)	562,000	595,757
Mars Inc.
2.19%, 10/11/17 (d)	2,850,000	2,827,220
3.74%, 10/11/27 (d)	1,200,000	1,140,560
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	1,602,000	1,629,452
		10,043,694
ENERGY - 11.5%
Access Midstream Partners LP, 4.88%, 05/15/23	1,088,000	1,009,120
Alpha Natural Resources Inc.
9.75%, 04/15/18 (c)	1,700,000	1,638,375
6.25%, 06/01/21 (c)	1,097,000	872,115
Arch Coal Inc., 9.88%, 06/15/19 (b) (c)	2,064,000	1,960,800
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (b)	2,330,000	2,213,500
BP Capital Markets Plc
3.25%, 05/06/22	2,472,000	2,397,632
2.75%, 05/10/23	2,346,000	2,167,791
Concho Resources Inc., 5.50%, 04/01/23	4,489,000	4,421,665
Continental Resources Inc., 4.50%, 04/15/23 (b) (c)	1,776,000	1,727,160
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	2,184,000	2,096,640
DCP Midstream Operating LP
2.50%, 12/01/17	2,312,000	2,281,391
4.95%, 04/01/22	1,704,000	1,745,724
3.88%, 03/15/23	2,416,000	2,264,594
Denbury Resources Inc., 4.63%, 07/15/23	1,183,000	1,091,318
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500,000	625,572
4.70%, 11/01/42	1,385,000	1,228,163
Ensco Plc, 4.70%, 03/15/21	1,925,000	2,042,833
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	763,384
EP Energy LLC
6.88%, 05/01/19 (c)	1,000,000	1,070,000
9.38%, 05/01/20 (c)	650,000	734,500
EPE Holdings LLC, 8.13%, 12/15/17 (b)	1,012,651	1,032,904
Gulfmark Offshore Inc., 6.38%, 03/15/22 (c)	1,278,000	1,268,415
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (b)	2,420,000	2,244,550
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	373,000	350,036
3.50%, 09/01/23	291,000	272,542
5.00%, 08/15/42	578,000	545,849
MarkWest Energy Partners LP
5.50%, 02/15/23	1,071,000	1,054,935
4.50%, 07/15/23	1,239,000	1,133,685
Memorial Production Partners LP, 7.63%, 05/01/21 (b)	481,000	473,785
Murphy Oil Corp., 5.13%, 12/01/42	425,000	371,785
Pacific Drilling SA, 5.38%, 06/01/20 (b) (c)	1,003,000	937,805
Penn Virginia Corp., 8.50%, 05/01/20 (b) (c)	2,315,000	2,245,550
Penn Virginia Resource Partners LP, 6.50%, 05/15/21 (b)	1,380,000	1,328,250
Petrobras Global Finance BV
2.00%, 05/20/16	2,750,000	2,692,500
4.38%, 05/20/23 (c)	1,681,000	1,541,154
5.63%, 05/20/43	1,498,000	1,301,423
Plains Exploration & Production Co.
6.50%, 11/15/20	2,400,000	2,543,638
6.88%, 02/15/23	4,185,000	4,475,556
Regency Energy Partners LP, 4.50%, 11/01/23 (b)	987,000	893,235
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (b)	2,200,000	2,038,300
Seadrill Ltd., 5.63%, 09/15/17 (b)	2,376,000	2,340,360
Transocean Inc.
2.50%, 10/15/17 (c)	1,000,000	987,909
6.38%, 12/15/21	1,824,000	2,049,100
3.80%, 10/15/22 (c)	505,000	480,763
Williams Cos. Inc., 3.70%, 01/15/23	1,013,000	940,610
		69,896,916
FINANCIALS - 24.3%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	1,696,000	2,072,656
Allstate Corp., 4.50%, 06/15/43	1,700,000	1,677,907
American International Group Inc., 8.25%, 08/15/18	2,350,000	2,913,290
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (e)	2,167,000	2,036,980
1.50%, 10/09/15	3,750,000	3,740,966
5.63%, 10/14/16	1,400,000	1,548,582
2.00%, 01/11/18	4,790,000	4,638,004
3.30%, 01/11/23	2,110,000	1,993,068
Bank of America NA, 6.10%, 06/15/17	3,000,000	3,345,003
Barclays Bank Plc
7.63%, 11/21/22 (c)	1,279,000	1,255,019
7.75%, 04/10/23 (a) (c)	3,709,000	3,690,455
BBVA US Senior SAU, 4.66%, 10/09/15	4,400,000	4,531,943
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,061,112
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	107,000
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (e)	1,375,000	1,361,250
5.95% (callable at 100 beginning 01/30/23) (e)	2,150,000	2,139,465
4.05%, 07/30/22	1,225,000	1,176,699
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,638,772
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (b) (c)	2,000,000	1,941,600
Credit Suisse AG, 2.60%, 05/27/16 (b)	1,750,000	1,821,159
Deutsche Bank AG, 4.30%, 05/24/28 (a)	6,000,000	5,536,794
Duke Realty LP, 8.25%, 08/15/19	100,000	124,566
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (e)	4,236,000	4,003,020
FMR LLC, 4.95%, 02/01/33 (b)	2,137,000	2,064,162
Ford Motor Credit Co. LLC
5.63%, 09/15/15	2,400,000	2,578,279
2.38%, 01/16/18	6,600,000	6,352,540
5.00%, 05/15/18	2,748,000	2,929,478
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (e)	2,444,000	2,596,750
7.13% (callable at 100 beginning 06/15/22) (e)	1,300,000	1,469,000
3.10%, 01/09/23	2,050,000	1,935,397
Goldman Sachs Group Inc.
2.38%, 01/22/18	4,758,000	4,669,891
6.75%, 10/01/37	1,000,000	1,025,239
Hartford Financial Services Group Inc., 5.13%, 04/15/22 (c)	649,000	705,813
HSBC USA Inc, 9.50%, 04/15/14	145,000	154,114
Hyundai Capital America
1.63%, 10/02/15 (b)	2,500,000	2,491,573

See accompanying Notes to Financial Statements.

	Shares/Par	Value
3.75%, 04/06/16 (b)	1,470,000	1,525,029
Hyundai Capital Services Inc.
6.00%, 05/05/15 (b)	1,100,000	1,181,125
4.38%, 07/27/16 (b)	200,000	211,976
ING US Inc., 5.65%, 05/15/53 (a) (b)	1,136,000	1,067,840
International Lease Finance Corp.
4.88%, 04/01/15 (c)	2,000,000	2,032,500
8.63%, 01/15/22 (c)	750,000	862,500
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,657,546
IPIC GMTN Ltd., 5.50%, 03/01/22 (b)	1,000,000	1,067,500
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (e)	5,630,000	6,361,900
3.25%, 09/23/22	1,834,000	1,740,187
3.20%, 01/25/23	2,050,000	1,944,905
3.38%, 05/01/23	990,000	921,285
JPMorgan Chase Bank NA, 5.88%, 06/13/16	2,000,000	2,229,652
Mack-Cali Realty LP, 3.15%, 05/15/23	2,500,000	2,230,468
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	158,186
Morgan Stanley
4.88%, 11/01/22	2,131,000	2,104,058
4.10%, 05/22/23	5,008,000	4,624,252
Murray Street Investment Trust I, 4.65%, 03/09/17 (f)	2,750,000	2,910,710
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (a)	3,146,000	3,059,485
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (e)	581,000	541,783
Prologis International Funding II, 4.88%, 02/15/20 (b)	2,222,000	2,147,419
Prudential Financial Inc., 5.20%, 03/15/44 (a)	1,186,000	1,120,770
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23 (c)	3,370,000	3,195,434
Santander Holdings USA Inc., 3.00%, 09/24/15	2,033,000	2,084,223
Sparebank 1 Boligkreditt A/S, 1.75%, 11/15/19 (b)	1,000,000	939,977
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (a)	2,900,221	2,900,221
State Street Corp., 3.10%, 05/15/23	630,000	589,736
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	269,875
UBS AG, 2.25%, 03/30/17 (b)	1,850,000	1,911,246
Vesey Street Investment Trust I, 4.40%, 09/01/16 (f)	588,000	626,058
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (e)	6,516,000	7,363,080
3.45%, 02/13/23 (c)	1,791,000	1,709,443
		147,617,915
HEALTH CARE - 3.3%
AbbVie Inc.
2.90%, 11/06/22 (b)	1,078,000	1,007,477
4.40%, 11/06/42 (b)	1,825,000	1,697,093
CFR International SpA, 5.13%, 12/06/22 (b)	1,026,000	1,004,908
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	532,313
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,057,374
4.13%, 07/01/52	587,000	524,055
Merck & Co. Inc., 4.15%, 05/18/43	1,820,000	1,735,991
Mylan Inc., 2.60%, 06/24/18 (b) (c)	2,083,000	2,052,242
Novartis Capital Corp., 2.40%, 09/21/22	1,027,000	964,542
Pfizer Inc.
3.00%, 06/15/23	2,000,000	1,938,544
4.30%, 06/15/43	4,500,000	4,374,234
VPII Escrow Corp.
6.75%, 08/15/18 (b)	1,067,000	1,093,675
7.50%, 07/15/21 (b)	1,206,000	1,248,210
Zoetis Inc., 4.70%, 02/01/43 (b)	684,000	639,463
		19,870,121
INDUSTRIALS - 3.3%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (b)	1,700,000	1,623,500
Bombardier Inc., 6.13%, 01/15/23 (b)	731,000	725,517
Builders FirstSource Inc., 7.63%, 06/01/21 (b)	226,000	218,655
General Electric Co., 2.70%, 10/09/22	1,775,000	1,678,838
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43 (b)	392,000	398,770
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	156,000
2.22%, 06/15/16 (a)	1,750,000	1,736,875
6.75%, 09/01/16 (b)	1,100,000	1,188,000
7.13%, 09/01/18 (b)	1,000,000	1,105,000
4.63%, 04/15/21	1,237,000	1,138,040
Meritor Inc., 6.75%, 06/15/21	3,307,000	3,158,185
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (b)	1,634,000	1,690,569
Pentair Finance SA, 2.65%, 12/01/19	1,310,000	1,247,181
ServiceMaster Co., 7.00%, 08/15/20	965,000	915,544
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (b)	2,344,000	2,210,162
United Technologies Corp., 4.50%, 06/01/42	1,148,000	1,133,337
		20,324,173
INFORMATION TECHNOLOGY - 1.6%
Fidelity National Information Services Inc., 3.50%, 04/15/23	2,025,000	1,827,816
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (d)	2,485,000	2,326,263
3.18%, 11/15/22 (d)	2,485,000	2,290,136
ViaSat Inc., 6.88%, 06/15/20	3,092,000	3,262,060
		9,706,275
MATERIALS - 5.4%
Agrium Inc, 4.90%, 06/01/43	938,000	887,356
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18 (a)	992,484	987,214
Ashland Inc.
3.88%, 04/15/18 (b)	1,500,000	1,485,000
4.75%, 08/15/22 (b) (c)	600,000	594,000
6.88%, 05/15/43 (b)	1,458,000	1,487,160
Barrick Gold Corp.
2.50%, 05/01/18 (b)	3,333,000	2,989,871
4.10%, 05/01/23 (b)	3,552,000	2,965,831
Cemex Finance LLC, 9.38%, 10/12/22 (b) (c)	855,000	931,950
Cemex SAB de CV, 5.88%, 03/25/19 (b) (c)	344,000	333,680
Commercial Metals Co., 4.88%, 05/15/23	250,000	230,000
Dow Chemical Co., 4.38%, 11/15/42	1,411,000	1,250,197
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (b) (c)	500,000	486,250
8.25%, 11/01/19 (b) (c)	1,050,000	1,081,500
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (a)	1,885,750	1,873,078
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18 (b)	1,034,000	983,053
3.10%, 03/15/20 (b)	2,350,000	2,170,702
3.55%, 03/01/22	127,000	115,299
3.88%, 03/15/23 (b)	153,000	138,398
5.45%, 03/15/43 (b)	1,650,000	1,456,476
Ineos Finance Plc, 7.50%, 05/01/20 (b)	387,000	411,187
NewMarket Corp., 4.10%, 12/15/22	310,000	300,170
Rain CII Carbon LLC, 8.25%, 01/15/21 (b)	1,000	1,000
Rock-Tenn Co., 3.50%, 03/01/20	470,000	459,704
Samarco Mineracao SA, 4.13%, 11/01/22 (b) (c)	1,680,000	1,503,600

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	1,720,000	1,668,400
Verso Paper Holdings LLC, 11.75%, 01/15/19 (c)	911,000	938,330
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (b)	1,801,000	1,801,319
4.25%, 10/25/22 (b)	2,122,000	1,925,431
5.55%, 10/25/42 (b)	1,300,000	1,090,266
		32,546,422
TELECOMMUNICATION SERVICES - 2.6%
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	1,450,000	1,558,531
Frontier Communications Corp., 7.63%, 04/15/24	806,000	808,015
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (b)	2,745,000	2,580,300
Lynx I Corp., 5.38%, 04/15/21 (b)	457,000	459,285
Lynx II Corp., 6.38%, 04/15/23 (b) (c)	536,000	540,020
Qtel International Finance Ltd., 3.88%, 01/31/28 (b)	3,332,000	2,915,500
Santander Holdings USA Inc., 4.63%, 04/19/16 (c)	1,550,000	1,634,892
Telecom Italia Capital SA, 6.18%, 06/18/14	98,000	101,430
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (b)	100,000	100,284
UPCB Finance VI Ltd., 6.88%, 01/15/22 (b) (c)	1,462,000	1,513,170
Vodafone Group Plc, 4.38%, 02/19/43	2,500,000	2,241,993
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (a)	1,394,247	1,393,382
		15,846,802
UTILITIES - 3.2%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (b)	175,000	181,045
AES Corp., 4.88%, 05/15/23	197,000	183,702
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (b) (e)	5,320,000	5,085,920
MidAmerican Energy Co., 6.13%, 04/01/36	439,000	498,487
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,717,944
4.10%, 06/01/22 (c)	1,679,000	1,731,386
5.30%, 06/01/42	360,000	382,126
Pacific Gas & Electric Co.
3.25%, 06/15/23	4,300,000	4,208,259
4.45%, 04/15/42	314,000	299,288
PPL Capital Funding Inc., 3.40%, 06/01/23	2,000,000	1,893,778
PPL WEM Holdings Plc, 3.90%, 05/01/16 (b)	200,000	208,989
Puget Energy Inc., 6.00%, 09/01/21	1,650,000	1,772,404
		19,163,328
Total Corporate Bonds and Notes (cost $393,913,478)		384,893,917

GOVERNMENT AND AGENCY OBLIGATIONS - 28.2%

GOVERNMENT SECURITIES - 6.9%
Municipals - 0.2%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,330,093
U.S. Treasury Securities - 6.7%
U.S. Treasury Bond
4.38%, 05/15/41	135,000	158,498
3.75%, 08/15/41	5,348,000	5,653,002
3.13%, 11/15/41	3,735,000	3,506,231
U.S. Treasury Note
0.88%, 07/31/19	9,245,000	8,800,085
2.00%, 11/15/21 - 02/15/22	18,522,000	18,135,809
1.75%, 05/15/22	4,735,000	4,511,565
		40,765,190
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.3%
Federal Home Loan Mortgage Corp. - 6.0%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/26 - 04/01/42	4,101,510	4,283,184
3.00%, 08/15/28, TBA (g)	2,939,000	3,011,097
6.00%, 07/01/37 - 09/01/37	537,260	582,336
5.00%, 02/01/38 - 08/01/40	3,844,068	4,122,417
5.50%, 07/01/38 - 07/01/39	2,499,123	2,684,441
4.50%, 10/01/39 - 03/01/42	14,068,090	14,841,764
3.00%, 02/01/43	2,178,312	2,125,831
3.00%, 07/15/43, TBA (g)	2,447,089	2,384,382
3.50%, 08/12/43, TBA (g)	1,076,000	1,086,256
4.00%, 08/12/43, TBA (g)	1,333,000	1,383,196
		36,504,904
Federal National Mortgage Association - 10.1%
Federal National Mortgage Association
4.00%, 09/01/26, TBA (g)	1,489,222	1,569,818
3.50%, 10/01/26 - 04/01/43	9,414,440	9,713,107
3.00%, 06/01/27 - 10/01/42	5,657,058	5,783,691
2.50%, 08/15/28, TBA (g)	10,200,000	10,223,906
5.50%, 05/01/33 - 09/01/39	5,496,777	5,991,583
5.00%, 12/01/35	5,922,277	6,375,996
6.00%, 08/01/37 - 01/01/38	919,023	998,200
4.00%, 09/01/40 - 01/01/41	5,311,416	5,534,217
4.50%, 02/01/41	346,207	366,757
3.00%, 07/15/43, TBA (g)	8,075,000	7,887,004
3.50%, 08/12/43, TBA (g)	4,234,000	4,284,940
4.00%, 08/12/43, TBA (g)	1,270,000	1,319,808
4.50%, 08/12/43, TBA (g)	920,000	971,606
		61,020,633
Government National Mortgage Association - 5.2%
Government National Mortgage Association
4.50%, 03/15/40 - 05/20/42	8,945,808	9,579,540
5.00%, 08/20/41 - 02/20/42	4,411,929	4,817,171
4.00%, 09/20/41 - 02/20/43	6,358,112	6,692,942
3.00%, 05/20/43	3,090,002	3,059,893
3.50%, 07/15/43, TBA (g)	4,437,000	4,550,698
3.50%, 07/15/43, TBA (g)	3,026,000	3,102,123
		31,802,367
Total Government and Agency Obligations (cost $176,523,561)		171,423,187

PREFERRED STOCKS - 1.4%

ENERGY - 0.2%
NuStar Logistics LP, 7.63%	48,000	1,257,600

FINANCIALS - 1.2%
Allstate Corp., 5.10%	49,000	1,253,910
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e)	126,000	3,041,640
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (e)	70,000	1,882,300
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e)	44,500	1,219,745
		7,397,595
Total Preferred Stocks (cost $8,561,700)		8,655,195

TRUST PREFERREDS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	42,000	1,169,700

Total Trust Preferreds (cost $1,103,830)		1,169,700

See accompanying Notes to Financial Statements.

	Shares/Par	Value
SHORT TERM INVESTMENTS - 13.7%

Investment Company - 7.2%
JNL Money Market Fund, 0.01% (h) (i)	44,036,111	44,036,111
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (h) (i)	39,750,610	39,750,610

Total Short Term Investments (cost $83,786,721)		83,786,721

Total Investments - 112.5% (cost $697,547,801)		683,942,886
Other Assets and Liabilities, Net - (12.5%)		(76,059,044)
Total Net Assets - 100.0%		$607,883,843

(a)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $137,531,248.

(c)	All or a portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(e)	Perpetual security.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2013.
(g)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2013, the total payable of investments purchased on a delayed delivery basis was $67,479,456.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

JNL Money Market Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	13.8%
Financials	11.4
Consumer Staples	0.7
Non-U.S. Government Agency ABS	0.5
Health Care	0.4
Information Technology	0.3
Consumer Discretionary	0.2
Short Term Investments	72.7
Total Investments	100.0%

	Shares/Par	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.5%
Ally Auto Receivables Trust, 0.24%, 06/20/14	$13,042,464	$13,042,464

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,042,464)		13,042,464

CORPORATE BONDS AND NOTES - 13.0%

CONSUMER DISCRETIONARY - 0.2%
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	4,940,000	5,076,477

CONSUMER STAPLES - 0.7%
Wal-Mart Stores Inc., 1.63%, 04/15/14	17,940,000	18,131,352

FINANCIALS - 11.4%
American Honda Finance Corp.
0.35%, 08/02/13 (a) (b)	19,500,000	19,500,000
0.31%, 11/08/13 (a) (b)	13,600,000	13,600,000
0.29%, 12/05/13 (a) (b)	10,000,000	10,000,000
0.27%, 05/20/14 (a) (b)	13,700,000	13,700,000
BNP Paribas SA, 1.17%, 01/10/14 (a)	20,100,000	20,163,011
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.48%, 07/25/13 (a)	26,210,000	26,214,983
Inter-American Development Bank, 3.50%, 07/08/13	25,845,000	25,861,362
John Deere Capital Corp., 4.90%, 09/09/13	8,100,000	8,171,503
JPMorgan Chase & Co.
1.03%, 09/30/13 (a)	12,000,000	12,022,076
1.08%, 01/24/14 (a)	22,975,000	23,073,292
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	2,230,000	2,230,975
MassMutual Global Funding II, 0.78%, 09/27/13 (a) (b)	16,120,000	16,140,765
MetLife Institutional Funding II, 0.37%, 09/12/13 (a) (b)	24,900,000	24,900,000
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	1,720,000	1,720,000
0.38%, 08/09/13 (a)	11,600,000	11,600,000
0.36%, 02/18/14 (a)	11,800,000	11,800,000
Societe Generale SA, 2.20%, 09/14/13 (b)	8,800,000	8,831,818
TIAA Global Markets Inc., 4.95%, 07/15/13 (b)	16,400,000	16,429,350
Toronto-Dominion Bank, 0.46%, 07/26/13 (a)	21,130,000	21,133,472
Wachovia Corp., 0.46%, 08/01/13 (a)	9,385,000	9,386,605
		296,479,212
HEALTH CARE - 0.4%
Schering-Plough, 5.30%, 12/01/13	11,356,000	11,592,490

INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 1.63%, 03/14/14	6,500,000	6,563,003

Total Corporate Bonds and Notes (cost $337,842,534)		337,842,534

GOVERNMENT AND AGENCY OBLIGATIONS - 13.8%

GOVERNMENT SECURITIES - 13.8%
Federal Farm Credit Bank - 1.1% (c)
Federal Farm Credit Bank
0.20%, 11/20/13	24,500,000	24,498,543
0.15%, 01/17/14	5,000,000	4,999,395
		29,497,938
Federal Home Loan Bank - 8.8% (c)
Federal Home Loan Bank
0.25%, 07/01/13 - 07/25/14	70,000,000	70,000,000
0.12%, 08/01/13 (a)	12,000,000	11,999,590
0.28%, 08/15/13	12,000,000	12,001,156
0.20%, 10/04/13	18,400,000	18,399,331
0.30%, 12/04/13 - 12/12/13	14,000,000	14,006,856
0.17%, 12/20/13 - 04/25/14	63,500,000	63,502,824
0.14%, 05/20/14 - 06/04/14	39,000,000	38,994,457
		228,904,214
Federal Home Loan Mortgage Corp. - 3.4% (c)
Federal Home Loan Mortgage Corp.
0.33%, 09/03/13 (a)	41,000,000	41,013,114
4.88%, 11/15/13	25,900,000	26,348,693
5.00%, 01/30/14	22,000,000	22,613,289
		89,975,096
Federal National Mortgage Association - 0.5% (c)
Federal National Mortgage Association, 1.05%, 10/22/13	12,000,000	12,031,140

Total Government and Agency Obligations (cost $360,408,388)		360,408,388

See accompanying Notes to Financial Statements.

	Shares/Par	Value
SHORT TERM INVESTMENTS - 72.6%

Certificates of Deposit - 22.9%
Bank of Montreal
0.24%, 08/13/13	18,000,000	18,000,000
0.28%, 01/07/14 (a)	13,250,000	13,250,000
0.27%, 06/18/14 (a)	22,350,000	22,350,000
Bank of Nova Scotia
0.40%, 08/15/13 (a)	21,000,000	21,000,000
0.27%, 10/17/13 (a)	20,000,000	20,000,000
0.26%, 03/21/14 (a)	18,000,000	18,000,000
BNP Paribas SA, 0.23%, 09/25/13	22,000,000	22,000,000
Canadian Imperial Bank of Commerce
0.30%, 08/27/13 (a)	22,000,000	22,000,000
0.27%, 03/26/14 (a)	22,000,000	22,000,000
0.26%, 05/09/14 (a)	13,500,000	13,500,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.26%,12/18/13	17,800,000	17,800,839
0.35%, 01/27/14 (a)	25,000,000	25,000,000
Deutsche Bank AG
0.22%, 07/02/13	17,300,000	17,300,000
0.35%, 09/23/13 (a)	27,500,000	27,500,000
DNB Bank ASA, 0.22%, 11/22/13 (a)	17,900,000	17,900,000
National Australia Bank Ltd., 0.17%, 07/10/13	22,000,000	22,000,000
Nordea Bank AB
0.17%, 09/20/13	15,000,000	15,000,000
0.25%, 09/25/13	21,000,000	21,000,000
Royal Bank of Canada
0.32%, 09/06/13 (a)	26,000,000	26,000,000
0.33%, 01/27/14 (a)	26,000,000	26,000,000
0.31%, 06/24/14 (a)	11,000,000	11,000,000
Societe Generale, 0.44%, 09/09/13	19,500,000	19,500,000
Standard Chartered Bank
0.28%, 01/23/14 (a)	25,500,000	25,500,000
0.34%, 04/10/14 (a)	25,000,000	25,000,000
Svenska Handelsbanken AB
0.20%,07/19/13	19,000,000	19,000,237
0.21%,09/23/13	22,550,000	22,550,263
Toronto-Dominion Bank
0.22%,11/01/13 (a)	10,800,000	10,818,696
0.24%, 11/15/13 (a)	18,000,000	18,000,000
Toronto-Dominion Bank NY, 0.20%, 10/28/13	10,000,000	10,000,000
Wells Fargo Bank NA, 0.19%, 12/09/13 (a)	28,000,000	28,000,000
		596,970,035
Commercial Paper - 16.0%
Australia & New Zealand Banking Group Ltd., 0.19%, 11/25/13 (a) (b)	25,000,000	25,000,000
BPCE SA
0.43%, 09/09/13 (b)	19,500,000	19,483,506
0.44%, 01/02/14 (b)	19,500,000	19,455,908
Chariot Funding LLC, 0.18%, 08/01/13 (b)	8,400,000	8,398,698
Commonwealth Bank of Australia
0.23%, 10/24/13	23,000,000	22,983,101
0.23%, 02/24/14 (a) (b)	20,000,000	20,000,000
DNB Bank ASA, 0.21%, 07/10/13 (b)	27,000,000	26,998,583
Fairway Finance
0.15%, 07/10/13 (b)	21,500,000	21,499,194
0.17%, 08/08/13 (b)	20,377,000	20,373,343
General Electric Capital Corp., 0.22%, 07/03/13	15,000,000	14,999,817
HSBC Bank Plc, 0.24%, 02/07/14 (a) (b)	15,000,000	15,000,000
HSBC Bank USA
0.30%, 08/12/13	18,000,000	17,993,700
0.34%, 11/15/13	18,000,000	17,976,710
JPMorgan Chase & Co., 0.22%, 07/30/13	16,000,000	15,997,164
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.17%, 10/15/13	20,550,000	20,539,714
Market Street Funding LLC, 0.16%, 09/04/13 (b)	25,800,000	25,792,547
MetLife Short Term Funding LLC
0.15%, 08/05/13	4,000,000	3,999,417
0.15%, 09/03/13	25,000,000	24,993,333
Societe Generale SA, 0.46%, 01/10/14	19,700,000	19,651,418
Thunder Bay Funding LLC, 0.17%, 08/20/13	33,000,000	32,992,208
Toyota Motor Credit Corp., 0.27%, 11/25/13	22,000,000	21,975,745
		416,104,106
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.01% (d)	68,093	68,093

Repurchase Agreements - 33.7%
Repurchase agreement with Bank of America Merrill Lynch, 0.08%, (Collateralized by $101,068,400 U.S. Treasury Note, 1.00%, due 01/15/14, value $102,000,088) acquired on 06/28/13, due 07/05/13 at $100,001,556	$100,000,000	100,000,000
Repurchase agreement with Bank of America Merrill Lynch, 0.13%, (Collateralized by $37,437,761 Government National Mortgage Association, 4.50%, due 10/20/41, value $40,493,993) acquired on 06/28/13, due 07/01/13 at $39,700,430	39,700,000	39,700,000
Repurchase agreement with Barclays Capital, 0.05%, (Collateralized by $35,439,463 Federal Home Loan Mortgage Corp., 3.00-4.00%, due 03/01/42-06/01/43, value $36,606,083, and $18,584,410 Federal National Mortgage Association, 4.00%, due 04/01/42, value $19,493,913) acquired on 06/28/13, due 07/02/13 at $55,000,535	55,000,000	55,000,000
Repurchase agreement with Barclays Capital, 0.04%, (Collateralized by $22,194,240 Federal National Mortgage Association, 2.20-5.84%, due 09/01/33-07/01/43, value $23,249,846, and $9,771,626 Federal Home Loan Mortgage Corp., 2.36-5.89%, due 01/01/34-11/01/36, value $10,410,155) acquired on 06/27/13, due 07/03/13 at $33,000,220	33,000,000	33,000,000
Repurchase agreement with Barclays Capital, 0.10%, (Collateralized by $39,785,000 U.S. Treasury Note, 0.50-1.00%, due 06/30/16-07/31/17, value $40,188,003) acquired on 06/28/13, due 07/01/13 at $39,400,328	39,400,000	39,400,000
Repurchase agreement with Bank of Montreal, 0.15%, (Collateralized by $57,065,722 Federal National Mortgage Association, 3.00-4.00%, due 05/01/28-06/01/43, value $59,772,013) acquired on 06/28/13, due 07/01/13 at $58,600,733	58,600,000	58,600,000
Repurchase agreement with BNP-Paribas, 0.06%, (Collateralized by $28,997,069 Federal Home Loan Mortgage Corp., 2.50-6.00%, due 01/01/18-08/01/42, value $31,045,739, and $76,049,443 Federal National Mortgage Association, 2.50-7.50%, due 03/01/18-06/01/43, value $81,154,262) acquired on 06/14/13, due 07/03/13 at $110,003,483	110,000,000	110,000,000

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Repurchase agreement with BNP-Paribas, 0.14%, (Collateralized by $39,094,725 Government National Mortgage Association, 2.65-6.06%, due 04/15/15-10/15/53, value $41,004,000) acquired on 06/28/13, due 07/01/13 at $40,200,469	40,200,000	40,200,000
Repurchase agreement with Goldman Sachs and Co., 0.03%, (Collateralized by $29,996,300 U.S. Treasury Note, 1.25%, due 10/31/15, value $30,600,098) acquired on 06/28/13, due 07/01/13 at $30,000,100	30,000,000	30,000,000
Repurchase agreement with Goldman Sachs and Co., 0.06%, (Collateralized by $6,011914 Federal Home Loan Mortgage Corp., 2.50-7.00%, due 11/01/20-12/01/42, value $6,510,118, and $14,691,580 Federal National Mortgage Association, 3.00-7.50%, due 04/01/19-03/01/43, value $15,929,882) acquired on 06/27/13, due 07/01/13 at $22,000,147	22,000,000	22,000,000
Repurchase agreement with Goldman Sachs and Co., 0.06%, (Collateralized by $32,675,947 Federal Home Loan Mortgage Corp., 3.00-6.00%, due 07/01/24-01/01/43, value $34,832,773, and $36,609,371 Federal National Mortgage Association, 2.50-6.50%, due 06/01/20-06/01/43, value $41,667,227) acquired on 06/26/13, due 07/03/13 at $75,000,875	75,000,000	75,000,000
Repurchase agreement with Goldman Sachs and Co., 0.07%, (Collateralized by $18,023,965 Federal Home Loan Mortgage Corp., 3.50-6.00%, due 05/01/23-05/01/42, value $19,403,565, and $29,369,772 Federal National Mortgage Association, 2.50-7.00%, due 02/01/22-06/01/43, value $31,596,436) acquired on 06/25/13, due 07/02/13 at $50,000,681	50,000,000	50,000,000
Repurchase agreement with HSBC Securities, 0.15%, (Collateralized by $28,111,195 Federal Home Loan Mortgage Corp., 4.00%, due 10/01/41, value $29,580,264) acquired on 06/27/13, due 07/01/13 at $29,000,363	29,000,000	29,000,000
Repurchase agreement with Morgan Stanley and Co., 0.05%, (Collateralized by $60,540,638 Federal National Mortgage Association, 3.50%, due 04/01/42-01/01/43, value $61,200,009) acquired on 06/26/13, due 07/03/13 at $60,000,583	60,000,000	60,000,000
Repurchase agreement with RBS Securities Inc., 0.10%, (Collateralized by $69,250,000 U.S. Treasury Note, 1.00%, due 09/30/16, value $69,872,676) acquired on 06/28/13, due 07/01/13 at $68,500,571	68,500,000	68,500,000
Repurchase agreement with TD Securities, 0.12%, (Collateralized by $68,650,484 Federal National Mortgage Association, 2.50%, due 05/01/28, value $69,156,001) acquired on 06/28/13, due 07/01/13 at $67,800,678	67,800,000	67,800,000
		878,200,000
Total Short Term Investments (cost $1,891,342,234)		1,891,342,234

Total Investments - 99.9% (cost $2,602,635,620)		2,602,635,620
Other Assets and Liabilities, Net - 0.1%		1,938,393
Total Net Assets - 100.0%		$2,604,574,013

(a)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $387,088,670.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 20-Year	September 2013	42	$(276,666)
U.S. Treasury Note Future, 5-Year	September 2013	(90)	137,691
U.S. Treasury Note Future, 10-Year	September 2013	(657)	1,744,277
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	3	(14,067)
			$1,591,235

Abbreviations:

ABS - Asset -Backed Security
GO - General Obligation
MBS - Mortgage-Backed Security
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
TBA -To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities

June 30, 2013

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a)	$600,156,165	$1,724,435,620
Investments - affiliated, at value (b)	83,786,721	—
Repurchase agreements (a)	—	878,200,000
Total investments, at value (c)	683,942,886	2,602,635,620
Cash	185,431	—
Receivable for investments sold	29,063,210	—
Receivable for fund shares sold	275,824	—
Receivable from adviser	—	17,097
Receivable for dividends and interest	4,970,081	2,434,225
Receivable for variation margin	70,525	—
Receivable for deposits with brokers	705,009	—
Other assets	324	576
Total assets	719,213,290	2,605,087,518

Liabilities
Payable for advisory fees	252,287	395,841
Payable for administrative fees	50,457	—
Payable for 12b-1 fee (Class A)	33,152	—
Payable for investment securities purchased	71,162,976	—
Payable for fund shares redeemed	65,564	—
Payable for dividends	—	11,931
Payable for trustee fees	5,130	57,849
Payable for other expenses	1,715	47,884
Payable for variation margin	7,556	—
Payable upon return of securities loaned	39,750,610	—
Total liabilities	111,329,447	513,505
Net assets	$607,883,843	$2,604,574,013

Net assets consist of:
Paid-in capital	$587,698,694	$2,604,501,002
Undistributed (excess of distributions over) net investment income	16,072,094	(29,129)
Accumulated net realized gain	16,126,734	102,140
Net unrealized deppreciation on investments and foreign currency	(12,013,679)	—
	$607,883,843	$2,604,574,013

Shares outstanding (no par value), unlimited shares authorized	52,676,949	2,604,501,308
Net asset value per share	$11.54	$1.00

(a) Investments - unaffiliated, at cost	$613,761,080	$2,602,635,620
(b) Investments - affiliated, at cost	83,786,721	—
(c) Total investments, at cost	$697,547,801	$2,602,635,620
(b) Including value of securities on loan	38,931,246	—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations

For the Six Months Ended June 30, 2013

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Investment income
Dividends(a)	$178,540	$—
Interest	8,379,814	2,601,050
Securities lending(a)	63,664	—
Total investment income	8,622,018	2,601,050

Expenses
Advisory fees	1,321,686	2,404,887
Administrative fees	264,335	—
12b-1 fee (Class A)	528,680	—
Legal fees	1,048	5,133
Trustee fees	4,093	19,887
Other expenses	3,809	39,586
Total expenses	2,123,651	2,469,493
Expense waiver	—	36,194
Net expenses	2,123,651	2,433,299
Net investment income	6,498,367	167,751

Realized and unrealized gain (loss)
Net realized gain on:
Unaffiliated investments	2,167,858	26,249
Futures contracts	418,992	—
Net change in unrealized appreciation (depreciation) on:
Investments	(27,749,782)	—
Futures contracts	1,478,719	—
Net realized and unrealized gain (loss)	(23,684,213)	26,249

Net increase (decrease) in net assets from operations	$(17,185,846)	$194,000

(a) Dividends from affiliated investments	$65,904	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Total Return Fund		JNL Money Market Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
Operations
Net investment income	$6,498,367	$7,831,251	$167,751	$1,137,684
Net realized gain	2,586,850	15,240,137	26,249	76,236
Net change in unrealized appreciation (depreciation)	(26,271,063)	11,195,505	—	—
Net increase (decrease) in net assets from operations	(17,185,846)	34,266,893	194,000	1,213,920
Distributions to shareholders
From net investment income
Class A	—	(36,721)	(167,753)	(1,137,684)
From net realized gains
Class A	—	(325,682)	—	—
Total distributions to shareholders	—	(362,403)	(167,753)	(1,137,684)
Share transactions(1)
Proceeds from the sale of shares
Class A	149,382,379	185,359,317	13,826,196,430	22,391,595,564
Reinvestment of distributions
Class A	—	362,403	—	—
Cost of shares redeemed
Class A	(11,976,582)	(33,553,312)	(13,345,831,142)	(22,307,991,490)
Net increase in net assets from share transactions	137,405,797	152,168,408	480,365,288	83,604,074
Net increase net assets	120,219,951	186,072,898	480,391,535	83,680,310
Net assets beginning of period	487,663,892	301,590,994	2,124,182,478	2,040,502,168
Net assets end of period	$607,883,843	$487,663,892	$2,604,574,013	$2,124,182,478
Undistributed (excess of distributions over) net investment income	$16,072,094	$9,573,727	$(29,129)	$(29,127)

(1)Share transactions
Shares sold
Class A	12,460,764	16,014,786	13,826,196,429	22,391,595,564
Reinvestment of distributions
Class A	—	30,660	—	—
Shares redeemed
Class A	(1,007,405)	(2,950,566)	(13,345,831,142)	(22,307,991,490)
Net increase
Class A	11,453,359	13,094,880	480,365,287	83,604,074
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$615,543,876 (a)	$1,338,040,058 (b)	$478,160,085 (c)	$1,105,364,684 (d)
Proceeds from sales of securities	470,708,670 (a)	1,167,430,099 (b)	517,684,035 (c)	942,551,210 (d)

(a)  Amounts include $277,813,388 and $274,607,973 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $644,975,575 and $564,643,455 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $246,051,610 and $365,739,991 of purchases and sales, respectively, of U.S. Government Securities.

(d)  Amounts include $787,858,493 and $665,447,210 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (Decrease) from Investment Operations(a)				Distributions from					Supplemental Data				Ratios(b)
Period Ended		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Total Return Fund
06/30/2013		$11.83	$0.14	$(0.43)	$(0.29)		$—		$—		$11.54	(2.45)%	$607,884	52	%(f)	0.80	%(i)	0.80	%(i)	2.46%
12/31/2012		10.72	0.25	0.86	1.11		(0.00	)(e)	(0.00	)(e)	11.83	10.44	487,664	229	(f)	0.80	(i)	0.80	(i)	2.15
12/31/2011	(g)	11.73	0.04	0.04	0.08		(0.49)		(0.60)		10.72	0.87	301,591	33	(f)	0.76	(i)	0.76	(i)	2.41
10/31/2011		12.38	0.50	0.27	0.77		(0.54)		(0.88)		11.73	7.25	29,476	302	(f)	0.61		0.61		4.36
10/31/2010		11.94	0.53	1.09	1.62		(0.49)		(0.69)		12.38	14.88	27,488	246	(f)	0.60		0.60		4.56
10/31/2009	(h)	10.00	0.40	1.54	1.94		—		—		11.94	19.40	23,923	476	(f)	0.80		0.80		4.39
JNL Money Market Fund
06/30/2013		1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.01	2,604,574	N/A		0.19		0.19		0.01
12/31/2012		1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.05	2,124,182	N/A		0.19		0.19		0.05
12/31/2011	(g)	1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.01	2,040,502	N/A		0.19		0.19		0.03
10/31/2011		1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.05	1,894,400	N/A		0.19		0.20		0.05
10/31/2010		1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.06	1,510,322	N/A		0.20		0.20		0.06
10/31/2009		1.00	0.01	—	0.01		(0.01)		—		1.00	0.60	844,206	N/A		0.21		0.21		0.49

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.
(e)	Amount represents less than $0.005.
(f)

Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 647% for the period ended October 31, 2009, 454% for the year ended October 31, 2010, 410% for the year ended October 31, 2011, 56% for the period ended December 31, 2011, 328% for the year ended December 31, 2012 and 89% for the period ended June 30, 2013.

(g)	For the two months ended December 31, 2011
(h)	Commencement of operations for JNL/PPM America Total Return Fund was December 29, 2008.
(i)	Effective December 12, 2011, the JNL/PPM America Total Return Fund began charging an annual 12b-1 fee of 0.20% of average daily net assets.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

NOTE 1.  ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, (“1933 Act”) as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of two (2) separate Funds, the JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the Sub-Adviser, and the JNL Money Market Fund, for which Wellington Management Company, LLP serves as Sub-Adviser.  The JNL/PPM America Total Return Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  PPM America, Inc., the Sub-Adviser for JNL/PPM America Total Return Fund, is an affiliate of JNAM.  At June 30, 2013, affiliated investment funds owned 100% of the outstanding capital shares of the JNL/PPM America Total Return Fund and the JNL Money Market Fund.

The JNL/PPM America Total Return Fund presently offers one class of shares, Class A, which are available for investment to certain Funds in the JNL Series Trust, an open end management investment company advised by JNAM. The JNL Money Market Fund offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors but are available for investment to affiliated Funds.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures the Trust’s Board of Trustees (“Board” or “Trustees”)  has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/PPM America Total Return Fund generally declares and pays dividends from net investment income annually, but may pay more frequently to avoid excise tax.  The JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Income received in lieu of dividends for securities loaned are included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$34,014,166	$—	$34,014,166
Corporate Bonds and Notes	—	384,893,917	—	384,893,917
Government and Agency Obligations	—	171,423,187	—	171,423,187
Preferred Stocks	8,655,195	—	—	8,655,195
Trust Preferreds	1,169,700	—	—	1,169,700
Short Term Investments	83,786,721	—	—	83,786,721
Fund Total	$93,611,616	$590,331,271	$—	$683,942,886
JNL Money Market Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$13,042,464	$—	$13,042,464
Corporate Bonds and Notes	—	337,842,534	—	337,842,534
Government and Agency Obligations	—	360,408,388	—	360,408,388
Short Term Investments	68,093	1,891,274,141	—	1,891,342,234
Fund Total	$68,093	$2,602,567,527	$—	$2,602,635,620

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total

JNL/PPM America Total Return Fund
Open Futures Contracts	$1,881,968	$—	$—	$1,881,968

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total

JNL/PPM America Total Return Fund
Open Futures Contracts	$(290,733)	$—	$—	$(290,733)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2013.

NOTE 4.  SECURITIES INVESTMENTS, INVESTMENT RISKS AND REGULATORY MATTERS

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  Interest earned on repurchase agreements is recorded as a component of interest income on the Statements of Operations.  In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - The JNL/PPM America Total Return Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the JNL/PPM America Total Return Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - The JNL/PPM America Total Return Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ending June 30, 2012, JNL/PPM America Total Return Fund did not have treasury roll transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Total Return Fund lends securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Fund’s securities lending agent exchange negotiated lender fees and the Fund receives a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded to the Statement of Assets and Liabilities as payable upon return of securities loaned and investments - affiliated, at value and cost.  The value of securities on loan is disclosed under footnote (d) on the Statement of Assets and Liabilities.  The Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

the amount of collateral available for return to a borrower due to a loss in an approved investment.  The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Fund.  JNL/PPM America Total Return Fund has cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Senior and Junior Loans - The JNL/PPM America Total Return Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations.  Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”).  Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies.  Effective January 1, 2013, JNAM was registered as a commodity pool operator, and certain of the Funds may be considered a “pool” for purposes of reporting to the CFTC and NFA.

NOTE 5. COLLATERAL AND MASTER NETTING AGREEMENTS

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase, and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures contracts.  Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the JNL/PPM America Total Return Fund are discussed in the following paragraph.

Futures Contracts - The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  During the period, the Fund used futures contracts to manage exposure to or hedge changes in interest rates and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2013, variation margin related to futures contracts is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the period ended June 30, 2013, realized gains and change in unrealized appreciation/(depreciation) in futures contracts is reflected in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts.  At June 30, 2013, the Fund had $705,009 cash pledged as collateral for futures contracts.  The futures contracts outstanding as of June 30, 2013, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the period ended June 30, 2013, the average monthly value at purchase for futures in the JNL/PPM America Total Return Fund was $7,095,997 long and $50,915,492 short.

NOTE 7.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.  The JNL/PPM America Total Return Fund is obligated to pay JNAM an annual rate of 0.50% for net assets up to $1 billion and 0.45% for net assets over $1 billion.  The JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee - JNAM also serves as the “Administrator” to the Funds.  The JNL/PPM America Total Return Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of the average daily net assets of the Fund which is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the administration agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees.  Additionally, JNAM provides transfer agency services.

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, effective November 1, 2010, JNAM agreed to waive fees and reimburse expenses of the JNL Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding brokerage expense, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year.  In addition, when the Fund receives income sufficient to pay a dividend, JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years following the reimbursement period.  During the period ended June 30, 2013, $36,194 of fees were waived under the contractual expense limitation agreement and is available for recapture.  During the year ended October 31, 2011, the period ended December 31, 2011 and the year ended December 31, 2012, no fees were waived under the contractual expense limitation agreement.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Rule 12b-1 Fees - The JNL/PPM America Total Return Fund adopted a Distribution Plan under the provisions under Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s Class A shares.  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries.  For the JNL/PPM America Total Return Fund, the maximum annual 12b-1 fee allowed is 0.20% of the average daily net assets attributable to Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.  Institutional Class shares of JNL Money Market Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2013, the JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the JNL/PPM America Total Return Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund on June 30, 2013 and December 31, 2012 was $44,036,111 and $21,672,331, respectively.  During the period ended June 30, 2013, dividend income received from this investment was $2,240, and there was no realized gain or loss relating to transactions in this investment.  JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The total value and cost of affiliated investments are disclosed separately in the Statement of Assets and Liabilities and the associated income and realized gain (loss) are disclosed separately in the Statement of Operations.

NOTE 8.  BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian Capital, LLC, an affiliate of JNAM, in a credit facility which is used solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Funds’ prospectuses and the 1940 Act.  Interest on borrowings are payable at the greater of the Federal Funds Rate or the one month LIBOR rate, plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% for this facility and an annual administration fee to JPM Chase.  No amounts were borrowed under the facility during the period.  The fees are included in other expenses in the Funds’ Statements of Operations.

NOTE 9.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and are not considered exclusively short-term as under previous law.  At December 31, 2012, the Funds did not have any capital loss carryovers for U.S. Federal income tax purposes.

At December 31, 2012, the Funds’ last fiscal year end, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2012 (“Post-October losses”).

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

As of June 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund	$697,615,870	$6,717,297	$(20,390,281)	$(13,672,984)
JNL Money Market Fund	2,602,635,632	—	(12)	(12)

The JNL/PPM America Total Return Fund paid distributions of $362,403 from net ordinary income which consists of net taxable income derived from dividends and interest and net short-term capital gains, if any, during the year ended December 31, 2012.  The JNL Money Market Fund paid distributions of $1,137,684 from net ordinary income which consists of net taxable income derived from dividends and interest and net short-term capital gains, if any, during the year ended December 31, 2012.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2009, 2010, 2011 and 2012, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2013.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

JNL Investors Series Trust (Unaudited)

Additional Disclosures

June 30, 2013

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/01/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/01/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Total Return Fund
Class A	$1,000.00	$975.50	0.80%	$3.92	$1,000.00	$1,020.83	0.80%	$4.01
JNL Money Market Fund
Institutional Class	1,000.00	1,000.10	0.19	0.94	1,000.00	1,023.85	0.19	0.95

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Funds’ Board has adopted the Proxy voting policies and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has approved each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest, in accordance with their policies and procedures.  A description of the policy and the procedures used by the Funds to vote proxies relating to the portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 are available (1) without charge, upon request by calling 1-866-255-1935, and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES OF THE JNL INVESTORS SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2013.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$2,496	$0	$0	$95,000	(4)
William J. Crowley, Jr.	$2,759	$0	$0	$105,000	(5)
Dominic D’Annunzio	$2,561	$0	$0	$97,500	(6)
Michelle Engler(3)	$3,153	$0	$0	$120,000
James Henry	$2,561	$0	$0	$97,500	(7)
Richard McLellan	$2,496	$0	$0	$95,000
William R. Rybak	$2,693	$0	$0	$102,500
Patricia Woodworth	$2,496	$0	$0	$95,000	(8)
Steven J. Fredricks(2)	$6,948	$0	$0	$264,460

(1)

The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees are $807,500.

(2)

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)	Ms. Engler is an ex officio (non-voting) member of the Governance Committee. Therefore, she does not receive any compensation as a member of the Governance Committee.
(4)	Amount includes $2,375 deferred by Mr. Bouchard.
(5)	Amount includes $85,088 deferred by Mr. Crowley.
(6)	Amount includes $48,750 deferred by Mr. D’Annunzio.
(7)	Amount includes $87,750 deferred by Mr. Henry.
(8)	Amount includes $95,000 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Investor Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606 or by visiting www.jackson.com.

JNL INVESTORS SERIES TRUST

(“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on May 30-31, 2013, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”) considered information relating to the continuation of these Agreements and approval of an amendment of one Sub-Advisory Agreement.  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2014.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by JNAM.  The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”).  The performance reviewed by the Board was for periods ended on December 31, 2012 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

Existing Funds — JNL Investors Series Trust:

JNL Money Market Fund.  The Board considered that the Fund outperformed the peer group and its benchmark for the five-year and since inception periods.  The Board also noted that the Fund outperformed the peer group but underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Total Return Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

New Fund — JNL Investors Series Trust:

JNL/PPM America Low Duration Bond Fund.  The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board did review the performance of certain of PPM America’s investment mandates with a similar investment strategy.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Existing Funds — JNL Investors Series Trust:

JNL Money Market Fund.  The Board considered that the Fund’s advisory fees are equal to the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Total Return Fund.  The Board considered that the Fund’s advisory fees are three basis points higher than the peer group average and the sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

New Fund — JNL Investors Series Trust:

JNL/PPM America Low Duration Bond Fund.  The Board took into account that JNAM will only be offering the Fund as an investment option to certain affiliated Funds of Funds. The Board considered that the advisory fees are one basis point higher than the peer group average and the sub-advisory fees are higher than the peer group average, but noted that the total expense ratio was below that of the peer group average. The Board concluded that the advisory fees and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 28, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	August 28, 2013

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.